Commitments and Contingencies, textual1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Credit Facility July 2013 [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 50,000
Line Of Credit Facility Repayment Period	5 years
Line of Credit Facility, Frequency of Payment and Payment Terms	in 10 semi-annual consecutive installments commencing six months after drawdown and a balloon payment payable with the final installment
Line Of Credit Facility Duration First Required Payment	commencing six months after drawdown
Credit Facility July 2013 [Member] | Term loan tranche
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	15,000
Credit Facility July 2013 [Member] | Reducing revolving tranche
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	35,000
Credit facility September 2013
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	13,000
Line Of Credit Facility Repayment Period	5 years
Line of Credit Facility, Frequency of Payment and Payment Terms	in 10 semi-annual consecutive installments commencing six months after drawdown and a balloon payment payable with the final installment
Line Of Credit Facility Duration First Required Payment	commencing six months after drawdown
Credit facility September 2013 | Term loan tranche
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	4,875
Credit facility September 2013 | Reducing revolving tranche
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 8,125